Variable Interest Entities - Balance Sheets of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 526.0		$ 1,115.0
Total assets	3,961.0		9,279.0
Long-term interest-bearing debt	6,177.0		6,623.0
Other liabilities	436.0		450.0
Equity of the VIEs	$ (3,140.0)		1,642.0
Variable Interest Entity, primary beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents			22.0
Investment in finance lease			972.0
Total assets			994.0
Short-term interest-bearing debt			48.0
Long-term interest-bearing debt			550.0
Other liabilities			5.0
Short-term amounts due to related parties			12.0
Long-term loan due to related parties			239.0
Total liabilities of the VIEs			854.0
Equity of the VIEs		$ 137.0	$ 140.0